Schedule I - Condensed Financial Information Of Registrant Schedule I - Condensed Financial Information of Registrant (Retrospective Adoption of ASU 2015-03) (Details) - Adjustments for New Accounting Pronouncement [Member] - USD ($)
$ in Millions
	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Deferred financing costs	$ 20.8	$ 15.3
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred financing costs	$ 6.9	$ 4.6